Cash, Cash Equivalents and Investments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013
Disclosure Cash Cash Equivalents And Investments Additional Information [Abstract]
Investments with continuous unrealized losses	$ 0	$ 0
Securities on loan	$ 100	$ 0